Submission	Nov. 04, 2024
Submission [Line Items]
Central Index Key	0000879101
Registrant Name	KIMCO REALTY CORP
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES